Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance, Table

The following table sets forth information on pay versus performance including the relationship between executive compensation actually paid, as calculated under SEC rules and Company performance.

Pay versus performance table

(a)	Summary Compensation table total for first PEO (1) (b)	Summary Compensation table total for second PEO (1) (b)	Compensation actually paid to first PEO (2) (c )	Compensation actually paid to second PEO (2) (c )	Average summary compensation table total for non-PEO NEOs (1) (d)	Average compensation actually paid to non-PEO NEOs (2) (e)	Value of initial fixed $100 investment based on:		Net income (4) (h)
							Total shareholder return (3) (f)	Peer group total shareholder return (g)
2023	$651,396	N/A	$1,033,326	N/A	$643,186	$411,249	$86.96	N/A	$(34,529,000)
2022	$1,339,823	N/A	$(128,922)	N/A	$732,813	$268,168	$70.87	N/A	$(17,015,000)
2021	$5,099,819	585,398	$2,627,925	$392,720	415,076	$392,128	$133.48	N/A	$(18,384,000)

_____________

(1)

Larry Heaton was our PEO for 2022, 2023, and 2024. The non-PEO NEOs for 2024 are Peter Donato, Tony Blair and Karen DeHaan-Fullerton, for 2023 are Peter Donato, Kevin Klass, Ann Cotter, and Adrian Lock; and for 2022, Adrian Lock and Ann Cotter..

(2)

For each year the values included in these columns for the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

(3)	For each year, total shareholder return for the Company was calculated in accordance with Item 201 (e) and Item 402 (v) of Regulation S-K.

(4)	Net income is rounded to the nearest thousand.

PEO
	2024	2023	2022
Sumary Compensation Table ("SCT") Total for PEO	647,985	651,396	1,339,823
- SCT Stock Awards Column (grant date fair value of equity awards reported in SCT)	-	-	(722,238)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	-	-	453,226
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(324,686)	221,408	(980,141)
+ vesting date fair value equity awards granted and vested in the covered year	-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(674,115)	160,521	(219,592)
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e. forfeited)	-	-	-
+ dollar value of dividends / earnings paid on equity awards in the covered year	-	-	-
+ excess fair value for equity award modifications	-	-	-
Compensation Actually Paid to PEO	(350,816)	1,033,326	(128,922)

Average for Non-PEO NEOs	2024	2023	2022
Average SCT Total for Non-PEO NEOs	478,764	643,186	732,813
- SCT "Stock Awards" Column (grant date fair value of equity awards reported in SCT)	(373,168)	(262,041)	(297,434)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	(2,303)	(157,261)	113,307
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(126,353)	55,742	(212,364)
+ vesting date fair value equity awards granted and vested in the covered year	-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(219,641)	131,622	(68,154)
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e. forfeited)	(614,184)	-	-
+ dollar value of dividends / earnings paid on equity awards in the covered year	-	-	-
+ excess fair value for equity award modifications	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs	(856,885)	411,249	268,168

Relationship Between Compensation Actually Paid and Each of TSR and Net Income

The following graph sets forth the relationships between certain figures included in the Pay Versus Performance Tables for each of 2024, 2023, and 2022, including: (i) the compensation actually paid to the PEO (on an aggregate basis) and the average compensation actually paid to our non-PEO NEOs and each of (a) TSR (column (f) in the Pay Versus Performance Table) and (b) net income (column (h) in the Pay Versus Performance Table).

Adjustment To PEO Compensation, Footnote
(a)	Summary Compensation table total for first PEO (1) (b)	Summary Compensation table total for second PEO (1) (b)	Compensation actually paid to first PEO (2) (c )	Compensation actually paid to second PEO (2) (c )	Average summary compensation table total for non-PEO NEOs (1) (d)	Average compensation actually paid to non-PEO NEOs (2) (e)	Value of initial fixed $100 investment based on:		Net income (4) (h)
							Total shareholder return (3) (f)	Peer group total shareholder return (g)
2023	$651,396	N/A	$1,033,326	N/A	$643,186	$411,249	$86.96	N/A	$(34,529,000)
2022	$1,339,823	N/A	$(128,922)	N/A	$732,813	$268,168	$70.87	N/A	$(17,015,000)
2021	$5,099,819	585,398	$2,627,925	$392,720	415,076	$392,128	$133.48	N/A	$(18,384,000)
PEO
	2024	2023	2022
Sumary Compensation Table ("SCT") Total for PEO	647,985	651,396	1,339,823
- SCT Stock Awards Column (grant date fair value of equity awards reported in SCT)	-	-	(722,238)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	-	-	453,226
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(324,686)	221,408	(980,141)
+ vesting date fair value equity awards granted and vested in the covered year	-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(674,115)	160,521	(219,592)
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e. forfeited)	-	-	-
+ dollar value of dividends / earnings paid on equity awards in the covered year	-	-	-
+ excess fair value for equity award modifications	-	-	-
Compensation Actually Paid to PEO	(350,816)	1,033,326	(128,922)

Adjustment to Non-PEO NEO Compensation Footnote
Average for Non-PEO NEOs	2024	2023	2022
Average SCT Total for Non-PEO NEOs	478,764	643,186	732,813
- SCT "Stock Awards" Column (grant date fair value of equity awards reported in SCT)	(373,168)	(262,041)	(297,434)
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	(2,303)	(157,261)	113,307
+/- year over year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(126,353)	55,742	(212,364)
+ vesting date fair value equity awards granted and vested in the covered year	-	-
+/- year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(219,641)	131,622	(68,154)
- fair value as of prior year end equity awards granted in prior years that failed to vest in the covered year (i.e. forfeited)	(614,184)	-	-
+ dollar value of dividends / earnings paid on equity awards in the covered year	-	-	-
+ excess fair value for equity award modifications	-	-	-
Average Compensation Actually Paid to Non-PEO NEOs	(856,885)	411,249	268,168

PEO Total Compensation Amount	$ 651,396	$ 1,339,823	$ 5,099,819
PEO Total Compensation Amount secound			585,398
PEO Actually Paid Compensation Amount secound			392,720
PEO Actually Paid Compensation Amount	1,033,326	(128,922)	2,627,925
Non-PEO NEO Average Total Compensation Amount	643,186	732,813	415,076
Non-PEO NEO Average Compensation Actually Paid Amount	411,249	268,168	392,128
Total Shareholder Return Amount	86,960	70,870	133,480
Net Income (Loss)	$ (34,529,000)	$ (17,015,000)	$ (18,384,000)
Non-PEO Name	Peter Donato
PEO Name	Larry Heaton